Financial Instruments - Schedule of Financial Liabilities (Details) R$ in Millions	Dec. 31, 2024 BRL (R$)
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	R$ 57,702
Less than 1 year [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	17,366
From 1 to 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	19,944
More than 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	20,392
Borrowing [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	2,127
Borrowing [Member] | Less than 1 year [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	181
Borrowing [Member] | From 1 to 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	1,946
Borrowing [Member] | More than 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities
Debentures and promissory notes [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	21,584
Debentures and promissory notes [Member] | Less than 1 year [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	3,659
Debentures and promissory notes [Member] | From 1 to 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	12,986
Debentures and promissory notes [Member] | More than 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	4,939
Derivative Financial Instruments [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	(664)
Derivative Financial Instruments [Member] | Less than 1 year [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	215
Derivative Financial Instruments [Member] | From 1 to 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	(586)
Derivative Financial Instruments [Member] | More than 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	(293)
Lease liabilities [member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	22,826
Lease liabilities [member] | Less than 1 year [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	1,522
Lease liabilities [member] | From 1 to 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	5,558
Lease liabilities [member] | More than 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	15,746
Trade Payables [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	10,722
Trade Payables [Member] | Less than 1 year [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	10,710
Trade Payables [Member] | From 1 to 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	12
Trade Payables [Member] | More than 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities
Total trade payables – Agreements [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	938
Total trade payables – Agreements [Member] | Less than 1 year [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	938
Total trade payables – Agreements [Member] | From 1 to 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities
Total trade payables – Agreements [Member] | More than 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities
Other accounts payable [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	169
Other accounts payable [Member] | Less than 1 year [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	141
Other accounts payable [Member] | From 1 to 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities	28
Other accounts payable [Member] | More than 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Total financial liabilities